Average Annual Total Returns{- Fidelity High Yield Factor ETF} - 10.31 Fidelity High Yield Factor ETF PRO-07 - Fidelity High Yield Factor ETF	Fidelity High Yield Factor ETF Return Before Taxes Past 1 year	Fidelity High Yield Factor ETF Return Before Taxes Since Inception		Fidelity High Yield Factor ETF After Taxes on Distributions Past 1 year	Fidelity High Yield Factor ETF After Taxes on Distributions Since Inception		Fidelity High Yield Factor ETF After Taxes on Distributions and Sales Past 1 year	Fidelity High Yield Factor ETF After Taxes on Distributions and Sales Since Inception		ML100 Past 1 year	ML100 Since Inception
Total	10.64%	9.91%	[1]	8.02%	7.49%	[1]	6.26%	6.54%	[1]	6.28%	7.38%	[1]

[1]	(a)From June 12, 2018